Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents, consist of the following:

	As of December 31,
	2022	2023
	USD	USD
Cash at bank	$3,805,103	$2,262,851
Cash on hand	32	30
Total	$3,805,135	$2,262,881

The carrying amounts of the Group’s bank and cash balances are denominated in the following currencies:

	As of December 31,
	2022	2023
	USD	USD
RMB	$139,688	$63,241
USD	3,665,447	2,199,640
Total	$3,805,135	$2,262,881

Conversion of RMB into foreign currencies is subject to the PRC’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations.